Segment, Geographic and Other Revenue Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Reportable Segments:
Biopharma	$39,419	$37,558	$35,530	$24,517	$23,738	$22,194	$958	$953	$881
Upjohn	10,233	12,484	13,447	6,785	8,636	9,348	105	112	125
Total reportable segments	49,653	50,042	48,977	31,301	32,374	31,542	1,063	1,065	1,006
Other business activities	2,098	3,605	3,472	(5,723)	(5,283)	(5,302)	108	146	142
Reconciling Items:
Corporate and other unallocated	—	—	97	(5,859)	(6,383)	(6,299)	453	503	465
Purchase accounting adjustments	—	—	—	(4,333)	(4,786)	(4,758)	4,347	4,620	4,565
Acquisition-related costs	—	—	—	(185)	(318)	(456)	3	12	39
Certain significant items(c)	—	—	—	2,481	(3,719)	(2,423)	36	38	52
	$51,750	$53,647	$52,546	$17,682	$11,885	$12,305	$6,010	$6,384	$6,269

(a)
Income from continuing operations before provision/(benefit) for taxes on income. Biopharma’s earnings include dividend income from our investment in ViiV of $220 million in 2019, $253 million in 2018 and $266 million in 2017. For additional information, see Note 4.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (as noted above) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Earnings in 2019, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $758 million, (ii) charges for certain legal matters of $543 million, (iii) certain asset impairment charges of $2.8 billion, (iv) charges for business and legal entity alignment of $495 million, (v) net gains of $415 million recognized during the period on equity securities, (vi) a pre-tax gain of $8.1 billion associated with the completion of the GSK Consumer Healthcare joint venture transaction, (vii) net losses on early retirement of debt of $138 million and (viii) other charges of $1.3 billion, which includes, among other things: an upfront license fee payment of $250 million to Akcea, which was recorded in Research and development expenses, charges of $112 million recorded in Other (income)/deductions––net representing our pro rata share of primarily restructuring and business combination accounting charges recorded by the GSK Consumer Healthcare joint venture, a $337 million charge in Research and development expenses related to our acquisition of Therachon, a $99 million charge in Cost of sales related to rivipansel, primarily for inventory manufactured for expected future sale and charges of $240 million, primarily in Selling, informational and administrative expenses and Other (income)/deductions––net, for external incremental costs, such as transaction costs and costs to separate our Consumer Healthcare business into a separate legal entity associated with the formation of the GSK Consumer Healthcare joint venture. For additional information, see Note 1A, Note 2A, Note 2C, Note 2D, Note 3 and Note 4.
For Earnings in 2018, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $977 million, (ii) net charges for certain legal matters of $157 million, (iii) certain asset impairment charges of $3.1 billion, (iv) charges for business and legal entity alignment of $63 million, (v) net gains of $586 million recognized during the period on equity securities, (vi) net losses on early retirement of debt of $3 million and (vii) other charges of $4 million, which includes, among other things: a non-cash $343 million pre-tax gain in Other (income)/deductions––net associated with our transaction with Bain Capital to create a new biopharmaceutical company, Cerevel, to continue development of a portfolio of clinical and pre-clinical stage neuroscience assets primarily targeting disorders of the central nervous system, a $119 million charge, in the aggregate, in Selling, informational and administrative expenses for a special, one-time bonus paid to virtually all Pfizer colleagues, excluding executives, which was one of several actions taken by us after evaluating the expected positive net impact of the December 2017 enactment of the TCJA, and a non-cash $50 million pre-tax gain in Other (income)/deductions––net as a result of the contribution of our allogeneic CAR T cell therapy development program assets in connection with our contribution agreement entered into with Allogene. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $204 million, (ii) charges for certain legal matters of $237 million, (iii) certain asset impairment charges of $379 million, (iv) charges for business and legal entity alignment of $71 million, (v) net gains of $224 million recognized during the period on equity securities, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $756 million, which includes, among other things: a charitable contribution to the Pfizer Foundation of $200 million, which is included in Selling, informational and administrative expenses, $195 million in inventory losses, overhead costs related to the period in which our Puerto Rico plants were not operational, and incremental costs, all of which resulted from hurricanes in Puerto Rico in 2017 and are included in Cost of sales, an $81 million loss related to the sale of our former 49% equity share in Hisun Pfizer, which is included in Other (income)/deductions––net, charges of $55 million in Other (income)/deductions––net representing adjustments to amounts previously recorded to write down the HIS net assets to fair value less costs to sell and a net loss of $30 million related to the sale of our former 40% ownership investment in Teuto, including the extinguishment of a put option for the remaining 60% ownership interest, which is included in Other (income)/deductions––net. For additional information, see Note 2B, Note 2C, Note 3 and Note 4.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Reportable Segments:
Biopharma	$39,419	$37,558	$35,530	$24,517	$23,738	$22,194	$958	$953	$881
Upjohn	10,233	12,484	13,447	6,785	8,636	9,348	105	112	125
Total reportable segments	49,653	50,042	48,977	31,301	32,374	31,542	1,063	1,065	1,006
Other business activities	2,098	3,605	3,472	(5,723)	(5,283)	(5,302)	108	146	142
Reconciling Items:
Corporate and other unallocated	—	—	97	(5,859)	(6,383)	(6,299)	453	503	465
Purchase accounting adjustments	—	—	—	(4,333)	(4,786)	(4,758)	4,347	4,620	4,565
Acquisition-related costs	—	—	—	(185)	(318)	(456)	3	12	39
Certain significant items(c)	—	—	—	2,481	(3,719)	(2,423)	36	38	52
	$51,750	$53,647	$52,546	$17,682	$11,885	$12,305	$6,010	$6,384	$6,269

(a)
Income from continuing operations before provision/(benefit) for taxes on income. Biopharma’s earnings include dividend income from our investment in ViiV of $220 million in 2019, $253 million in 2018 and $266 million in 2017. For additional information, see Note 4.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (as noted above) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Earnings in 2019, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $758 million, (ii) charges for certain legal matters of $543 million, (iii) certain asset impairment charges of $2.8 billion, (iv) charges for business and legal entity alignment of $495 million, (v) net gains of $415 million recognized during the period on equity securities, (vi) a pre-tax gain of $8.1 billion associated with the completion of the GSK Consumer Healthcare joint venture transaction, (vii) net losses on early retirement of debt of $138 million and (viii) other charges of $1.3 billion, which includes, among other things: an upfront license fee payment of $250 million to Akcea, which was recorded in Research and development expenses, charges of $112 million recorded in Other (income)/deductions––net representing our pro rata share of primarily restructuring and business combination accounting charges recorded by the GSK Consumer Healthcare joint venture, a $337 million charge in Research and development expenses related to our acquisition of Therachon, a $99 million charge in Cost of sales related to rivipansel, primarily for inventory manufactured for expected future sale and charges of $240 million, primarily in Selling, informational and administrative expenses and Other (income)/deductions––net, for external incremental costs, such as transaction costs and costs to separate our Consumer Healthcare business into a separate legal entity associated with the formation of the GSK Consumer Healthcare joint venture. For additional information, see Note 1A, Note 2A, Note 2C, Note 2D, Note 3 and Note 4.
For Earnings in 2018, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $977 million, (ii) net charges for certain legal matters of $157 million, (iii) certain asset impairment charges of $3.1 billion, (iv) charges for business and legal entity alignment of $63 million, (v) net gains of $586 million recognized during the period on equity securities, (vi) net losses on early retirement of debt of $3 million and (vii) other charges of $4 million, which includes, among other things: a non-cash $343 million pre-tax gain in Other (income)/deductions––net associated with our transaction with Bain Capital to create a new biopharmaceutical company, Cerevel, to continue development of a portfolio of clinical and pre-clinical stage neuroscience assets primarily targeting disorders of the central nervous system, a $119 million charge, in the aggregate, in Selling, informational and administrative expenses for a special, one-time bonus paid to virtually all Pfizer colleagues, excluding executives, which was one of several actions taken by us after evaluating the expected positive net impact of the December 2017 enactment of the TCJA, and a non-cash $50 million pre-tax gain in Other (income)/deductions––net as a result of the contribution of our allogeneic CAR T cell therapy development program assets in connection with our contribution agreement entered into with Allogene. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $204 million, (ii) charges for certain legal matters of $237 million, (iii) certain asset impairment charges of $379 million, (iv) charges for business and legal entity alignment of $71 million, (v) net gains of $224 million recognized during the period on equity securities, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $756 million, which includes, among other things: a charitable contribution to the Pfizer Foundation of $200 million, which is included in Selling, informational and administrative expenses, $195 million in inventory losses, overhead costs related to the period in which our Puerto Rico plants were not operational, and incremental costs, all of which resulted from hurricanes in Puerto Rico in 2017 and are included in Cost of sales, an $81 million loss related to the sale of our former 49% equity share in Hisun Pfizer, which is included in Other (income)/deductions––net, charges of $55 million in Other (income)/deductions––net representing adjustments to amounts previously recorded to write down the HIS net assets to fair value less costs to sell and a net loss of $30 million related to the sale of our former 40% ownership investment in Teuto, including the extinguishment of a put option for the remaining 60% ownership interest, which is included in Other (income)/deductions––net. For additional information, see Note 2B, Note 2C, Note 3 and Note 4.

Reconciliation Of Depreciation And Amortization From Segments To Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Reportable Segments:
Biopharma	$39,419	$37,558	$35,530	$24,517	$23,738	$22,194	$958	$953	$881
Upjohn	10,233	12,484	13,447	6,785	8,636	9,348	105	112	125
Total reportable segments	49,653	50,042	48,977	31,301	32,374	31,542	1,063	1,065	1,006
Other business activities	2,098	3,605	3,472	(5,723)	(5,283)	(5,302)	108	146	142
Reconciling Items:
Corporate and other unallocated	—	—	97	(5,859)	(6,383)	(6,299)	453	503	465
Purchase accounting adjustments	—	—	—	(4,333)	(4,786)	(4,758)	4,347	4,620	4,565
Acquisition-related costs	—	—	—	(185)	(318)	(456)	3	12	39
Certain significant items(c)	—	—	—	2,481	(3,719)	(2,423)	36	38	52
	$51,750	$53,647	$52,546	$17,682	$11,885	$12,305	$6,010	$6,384	$6,269

(a)
Income from continuing operations before provision/(benefit) for taxes on income. Biopharma’s earnings include dividend income from our investment in ViiV of $220 million in 2019, $253 million in 2018 and $266 million in 2017. For additional information, see Note 4.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (as noted above) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Earnings in 2019, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $758 million, (ii) charges for certain legal matters of $543 million, (iii) certain asset impairment charges of $2.8 billion, (iv) charges for business and legal entity alignment of $495 million, (v) net gains of $415 million recognized during the period on equity securities, (vi) a pre-tax gain of $8.1 billion associated with the completion of the GSK Consumer Healthcare joint venture transaction, (vii) net losses on early retirement of debt of $138 million and (viii) other charges of $1.3 billion, which includes, among other things: an upfront license fee payment of $250 million to Akcea, which was recorded in Research and development expenses, charges of $112 million recorded in Other (income)/deductions––net representing our pro rata share of primarily restructuring and business combination accounting charges recorded by the GSK Consumer Healthcare joint venture, a $337 million charge in Research and development expenses related to our acquisition of Therachon, a $99 million charge in Cost of sales related to rivipansel, primarily for inventory manufactured for expected future sale and charges of $240 million, primarily in Selling, informational and administrative expenses and Other (income)/deductions––net, for external incremental costs, such as transaction costs and costs to separate our Consumer Healthcare business into a separate legal entity associated with the formation of the GSK Consumer Healthcare joint venture. For additional information, see Note 1A, Note 2A, Note 2C, Note 2D, Note 3 and Note 4.
For Earnings in 2018, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $977 million, (ii) net charges for certain legal matters of $157 million, (iii) certain asset impairment charges of $3.1 billion, (iv) charges for business and legal entity alignment of $63 million, (v) net gains of $586 million recognized during the period on equity securities, (vi) net losses on early retirement of debt of $3 million and (vii) other charges of $4 million, which includes, among other things: a non-cash $343 million pre-tax gain in Other (income)/deductions––net associated with our transaction with Bain Capital to create a new biopharmaceutical company, Cerevel, to continue development of a portfolio of clinical and pre-clinical stage neuroscience assets primarily targeting disorders of the central nervous system, a $119 million charge, in the aggregate, in Selling, informational and administrative expenses for a special, one-time bonus paid to virtually all Pfizer colleagues, excluding executives, which was one of several actions taken by us after evaluating the expected positive net impact of the December 2017 enactment of the TCJA, and a non-cash $50 million pre-tax gain in Other (income)/deductions––net as a result of the contribution of our allogeneic CAR T cell therapy development program assets in connection with our contribution agreement entered into with Allogene. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $204 million, (ii) charges for certain legal matters of $237 million, (iii) certain asset impairment charges of $379 million, (iv) charges for business and legal entity alignment of $71 million, (v) net gains of $224 million recognized during the period on equity securities, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $756 million, which includes, among other things: a charitable contribution to the Pfizer Foundation of $200 million, which is included in Selling, informational and administrative expenses, $195 million in inventory losses, overhead costs related to the period in which our Puerto Rico plants were not operational, and incremental costs, all of which resulted from hurricanes in Puerto Rico in 2017 and are included in Cost of sales, an $81 million loss related to the sale of our former 49% equity share in Hisun Pfizer, which is included in Other (income)/deductions––net, charges of $55 million in Other (income)/deductions––net representing adjustments to amounts previously recorded to write down the HIS net assets to fair value less costs to sell and a net loss of $30 million related to the sale of our former 40% ownership investment in Teuto, including the extinguishment of a put option for the remaining 60% ownership interest, which is included in Other (income)/deductions––net. For additional information, see Note 2B, Note 2C, Note 3 and Note 4.

Revenue from External Customers by Geographic Areas
As described in Note 1A, acquisitions impacted our results of operations in 2019 and 2017, the contribution of our Consumer Healthcare business to the GSK Consumer Healthcare joint venture impacted our results of operations in 2019 and divestitures impacted our results of operations in 2017.

The following table provides revenues by geographic area:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
United States	$23,852	$25,329	$26,026
Developed Europe(a)	8,701	9,116	8,508
Developed Rest of World(b)	6,465	6,551	6,612
Emerging Markets(c)	12,733	12,651	11,399
Revenues	$51,750	$53,647	$52,546

(a)
Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $7.0 billion in 2019, $7.3 billion in 2018 and $6.8 billion in 2017.

(b)	Developed Rest of World region includes the following markets: Japan, Canada, South Korea, Australia and New Zealand.
(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.

Long-lived Assets by Geographic Areas

The following table provides long-lived assets by geographic area:
	As of December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
Property, plant and equipment, net
United States	$7,606	$7,089	$6,971
Developed Europe(a)	4,304	4,204	4,345
Developed Rest of World(b)	453	490	632
Emerging Markets(c)	1,603	1,602	1,917
Property, plant and equipment, net	$13,967	$13,385	$13,865

(a)	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland.

(b)	Developed Rest of World region includes the following markets: Japan, Canada, South Korea, Australia and New Zealand.
(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.

Schedule of Significant Product Revenues
As described in Note 1A, acquisitions impacted our results of operations in 2019 and 2017, the contribution of our Consumer Healthcare business to the GSK Consumer Healthcare joint venture impacted our results of operations in 2019 and divestitures impacted our results of operations in 2017.
The following table provides detailed revenue information for several of our major products:

(MILLIONS OF DOLLARS)		Year Ended December 31,
PRODUCT	PRIMARY INDICATION OR CLASS	2019	2018	2017
TOTAL REVENUES		$51,750	$53,647	$52,546
PFIZER BIOPHARMACEUTICALS GROUP (BIOPHARMA)		$39,419	$37,558	$35,530
Internal Medicine(a)		$9,119	$8,869	$8,229
Eliquis alliance revenues and direct sales	Nonvalvular Atrial fibrillation, deep vein thrombosis, pulmonary embolism	4,220	3,434	2,523
Chantix/Champix	An aid to smoking cessation treatment in adults 18 years of age or older	1,107	1,085	997
Premarin family	Symptoms of menopause	734	832	977
BMP2	Development of bone and cartilage	287	279	261
Toviaz	Overactive bladder	250	271	257
All other Internal Medicine	Various	2,521	2,969	3,213
Oncology(b)		$9,014	$7,471	$6,304
Ibrance	Metastatic breast cancer	4,961	4,118	3,126
Sutent	Advanced and/or metastatic RCC, adjuvant RCC, refractory GIST (after disease progression on, or intolerance to, imatinib mesylate) and advanced pancreatic neuroendocrine tumor	936	1,049	1,081
Xtandi alliance revenues	Non-metastatic and metastatic castration-resistant prostate cancer and non-metastatic castration-sensitive prostate cancer	838	699	590
Xalkori	ALK-positive and ROS1-positive advanced NSCLC	530	524	594
Inlyta	Advanced RCC	477	298	339
Bosulif	Philadelphia chromosome–positive chronic myelogenous leukemia	365	296	233
Retacrit(c)	Anemia	225	82	67
Mektovi	In combination with Braftovi for metastatic melanoma for patients who test positive for a BRAF genetic mutation	49	—	—
Braftovi	In combination with Mektovi for metastatic melanoma for patients who test positive for a BRAF genetic mutation	48	—	—
All other Oncology	Various	585	406	274
Hospital(d)		$7,772	$7,955	$8,369
Sulperazon	Bacterial infections	684	613	471
Medrol(e)	Anti-inflammatory glucocorticoid	469	493	540
Vfend	Fungal infections	346	392	421
Zithromax(e)	Bacterial infections	336	326	299
EpiPen	Epinephrine injection used in treatment of life-threatening allergic reactions	303	303	290
Fragmin	Treatment/prevention of venous thromboembolism	253	293	306
Zyvox	Bacterial infections	251	236	281
Zosyn/Tazocin	Bacterial infections	200	230	195
Tygacil	Bacterial infections	197	249	260
Diflucan	Fungal infections	190	189	180
Panzyga	Primary humoral immunodeficiency	183	39	—
Pfizer CentreOne(f)	Various	810	755	706
All other Anti-infectives	Various	1,114	1,041	1,237
All other Hospital(d)	Various	2,436	2,797	3,182
Vaccines		$6,504	$6,332	$6,001
Prevnar 13/Prevenar 13	Pneumococcal disease	5,847	5,802	5,601
Nimenrix	Meningococcal disease	230	140	86
FSME/IMMUN-TicoVac	Tick-borne encephalitis disease	220	184	134
Trumenba	Meningococcal disease	135	116	88
All other Vaccines	Various	73	90	91
Inflammation & Immunology (I&I)(g)		$4,733	$4,720	$4,386
Xeljanz	RA, PsA, UC	2,242	1,774	1,345
Enbrel (Outside the U.S. and Canada)	RA, juvenile idiopathic arthritis, PsA, plaque psoriasis, pediatric plaque psoriasis, ankylosing spondylitis and nonradiographic axial spondyloarthritis	1,699	2,112	2,452
Inflectra/Remsima(c), (g)	Crohn’s Disease, Pediatric Crohn’s Disease, UC, Pediatric UC, RA in combination with methotrexate, Ankylosing Spondylitis, PsA and Plaque Psoriasis	625	642	419
Eucrisa	Mild-to-moderate atopic dermatitis (eczema) in adults and children 2 years of age and older	138	147	67
All other I&I	Various	29	45	103

(MILLIONS OF DOLLARS)		Year Ended December 31,
PRODUCT	PRIMARY INDICATION OR CLASS	2019	2018	2017
Rare Disease		$2,278	$2,211	$2,240
Genotropin	Replacement of human growth hormone	498	558	532
BeneFIX	Hemophilia B	488	554	604
Vyndaqel/Vyndamax	ATTR-Cardiomyopathy and Polyneuropathy	473	148	124
Refacto AF/Xyntha	Hemophilia A	426	514	551
Somavert	Acromegaly	264	267	254
All other Rare Disease	Various	129	170	176
Upjohn(a)		$10,233	$12,484	$13,447
Lyrica	Epilepsy, post-herepetic neuralgia and diabetic peripheral neuropathy, fibromyalgia, neuropathic pain due to spinal cord injury	3,321	4,970	5,065
Lipitor	Reduction of LDL cholesterol	1,973	2,062	1,915
Norvasc	Hypertension	950	1,029	932
Celebrex	Arthritis pain and inflammation, acute pain	719	686	775
Viagra	Erectile dysfunction	497	636	1,204
Effexor	Depression and certain anxiety disorders	336	311	297
Zoloft	Depression and certain anxiety disorders	294	298	291
Xalatan/Xalacom	Glaucoma and ocular hypertension	281	318	335
Xanax	Anxiety disorders	198	223	225
Revatio	Pulmonary arterial hypertension	144	227	252
All other Upjohn	Various	1,519	1,725	2,158
Consumer Healthcare Business(h)		$2,098	$3,605	$3,472
Other(i)	Various	$—	$—	$97
Total Alliance revenues	Various	$4,648	$3,838	$2,927
Total Biosimilars(c)	Various	$911	$769	$531
Total Sterile Injectable Pharmaceuticals(j)		$5,035	$5,214	$5,673

(a)
We reclassified certain products from the LEP category, including Premarin family products, and certain other products from the legacy Peri-LOE category, including Pristiq, to the Internal Medicine category and reclassified Lyrica from the Internal Medicine category to the Upjohn business to conform 2018 and 2017 product revenues to the current presentation.

(b)	We performed certain reclassifications in the All other Oncology category to conform 2018 and 2017 product revenues to the current presentation.

(c)	Biosimilars are highly similar versions of approved and authorized biological medicines and primarily include revenues from Inflectra/Remsima and Retacrit.

(d)
Hospital is a business unit that commercializes our global portfolio of sterile injectable and anti-infective medicines. We performed certain reclassifications, primarily from the legacy SIP category (Sulperazon, Medrol, Fragmin, Tygacil, Zosyn/Tazocin and Precedex, among other products), the LEP category (Epipen and Zithromax), and the legacy Peri-LOE category (Vfend and Zyvox) to the Hospital category to conform 2018 and 2017 product revenues to the current presentation. Hospital also includes Pfizer CentreOne(f). All other Hospital primarily includes revenues from legacy SIP products (that are not anti-infective products) and, to a much lesser extent, solid oral dose products (that are not anti-infective products). SIP anti-infective products that are not individually listed above are recorded in “All other Anti-infectives”.

(e)
2018 and 2017 revenues for Medrol and Zithromax may not agree to previously disclosed revenues because revenues for those products were previously split between LEP and the legacy SIP categories. All revenues for these products are currently reported in the Hospital category.

(f)
Pfizer CentreOne includes revenues from our contract manufacturing and active pharmaceutical ingredient sales operation, including sterile injectables contract manufacturing, and revenues related to our manufacturing and supply agreements, including with Zoetis Inc. In the fourth quarter of 2017, we sold our equity share in Hisun Pfizer. As a result, effective in the first quarter of 2018, Hisun Pfizer-related revenues, previously reported in emerging markets within legacy All Other LEP and legacy All Other SIP, are reported in emerging markets within Pfizer CentreOne.

(g)	We reclassified Inflectra/Remsima from the legacy Biosimilars category to the Inflammation & Immunology category to conform 2018 and 2017 product revenues to the current presentation.

(h)
On July 31, 2019, Pfizer’s Consumer Healthcare business, an over-the-counter medicines business, was combined with GSK’s consumer healthcare business to form a new consumer healthcare joint venture. For additional information, see Note 1A and Note 2C.

(i)
Represents HIS revenues through February 2, 2017, which includes Medication Management Systems products composed of infusion pumps and related software and services, as well as IV Infusion Products, including large volume IV solutions and their associated administration sets. On February 3, 2017, we completed the sale of HIS to ICU Medical. For additional information, see Note 1A and Note 2B.

(j)
Sterile Injectable Pharmaceuticals represents the total of all branded and generic injectable products in the Hospital business, including anti-infective sterile injectable pharmaceuticals.